BLACKROCK LIQUIDITY FUNDS

TempCash

TempFund

Federal Trust Fund

FedFund

T-Fund

Treasury Trust Fund

California Money Fund

MuniCash

New York Money Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 13, 2021 to the Summary Prospectuses, Prospectuses and Statement of Additional Information of the Funds, each dated February 26, 2021, as supplemented to date

Effective August 2, 2021, you may generally purchase and redeem shares of the Funds each day on which the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business. This means that the Funds will no longer accept purchases or redemptions on Columbus Day or Veterans Day.

Consequently, effective August 2, 2021, the following changes are made to the Funds’ Summary Prospectuses, Prospectuses and Statement of Additional Information, as applicable:

The second sentence of the first or third paragraph, as applicable, of each of the “Key Facts About [Fund Name]—Purchase and Sale of Fund Shares” sections of the Funds’ (except TempFund’s) Summary Prospectuses and the “Fund Overview—Key Facts About [Fund Name]—Purchase and Sale of Fund Shares” sections of the Funds’ (except TempFund’s) Prospectuses is hereby deleted in its entirety and replaced with the following:

You may generally purchase or redeem shares of the Fund each day on which the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business.

The second sentence of the first paragraph of each of the “Key Facts About TempFund—Purchase and Sale of Fund Shares” sections of TempFund’s Summary Prospectuses and the “Fund Overview—Key Facts About TempFund—Purchase and Sale of Fund Shares” sections of TempFund’s Prospectuses is hereby deleted in its entirety and replaced with the following:

You may generally purchase or redeem shares of the Fund at multiple times each day on which the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business.

The second paragraph of each of the “Account Information—Valuation of Fund Investments and Price of Fund Shares” sections of the Funds’ Prospectuses is hereby deleted in its entirety and replaced with the following:

Each Fund’s NAV per share is calculated by JPMorgan Chase Bank, N.A. (“JPM”) on each day on which the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Generally trading in U.S. Government securities, short-term debt securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The value of each security used in computing the NAV of a Fund’s shares is determined as of such times.

The second paragraph of each “Account Information—Redemption of Shares” section of the Funds’ Prospectuses (except the Prospectuses for Premier Shares and Mischler Shares) is hereby deleted in its entirety and replaced with the following:

Each Fund will open for business and begin accepting redemption orders at 7:30 a.m. (Eastern time) on any Business Day. Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will typically be wired in federal funds on that same day. Redemption orders may be placed either in number of shares or in dollars for the Institutional Funds.

The third paragraph of the “Account Information—Redemption of Shares” section of the Mischler Shares Prospectus is hereby deleted in its entirety and replaced with the following:

If redemption orders are received by BNY Mellon on a Business Day by the established deadlines, payment for redeemed Fund shares will typically be wired in federal funds on that same day.

The fifth paragraph of each “Account Information—Redemption of Shares” section of the Funds’ Prospectuses (except the Premier Shares Prospectus) is hereby deleted in its entirety and replaced with the following:

Where a redemption order is processed through certain electronic platforms where same-day cash settlement is impracticable, payment for redeemed shares will generally be delayed by one Business Day.

The fourth paragraph of the “Account Information—Redemption of Shares” section of the Funds’ Premier Shares Prospectus is hereby deleted in its entirety.

The second paragraph of the “Additional Purchase and Redemption Information” section of the Funds’ Premier Shares Prospectus and the fifth paragraph of the “Additional Purchase and Redemption Information—General” section of the Funds’ Statement of Additional Information are hereby amended to delete item “(a)” in such paragraphs in its entirety and replace it with the following:

(a)    For any period during which there is a non-routine closure of the Federal Reserve wire system or applicable Federal Reserve Banks;

The first paragraph of the “Additional Purchase and Redemption Information—General—Dividend Accruals—Share Classes other than Premier Shares” section of the Funds’ Statement of Additional Information is hereby amended to delete the last sentence of that paragraph in its entirety.

The first paragraph of the “Additional Purchase and Redemption Information—General—Dividend Accruals—Premier Shares” section of the Funds’ Statement of Additional Information is hereby amended to delete the last sentence of that paragraph in its entirety.

Shareholders should retain this Supplement for future references.

PR2SAI-BLF-0521SUP

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